Stock-Based Compensation (Summary Of Stock Option Activity) (Details) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year, shares	198,900	247,300	451,545
Exercised, shares	(198,900)	(48,400)	(204,245)
Outstanding at end of year, shares	0	198,900	247,300
Exercisable at end of year, shares	0	198,900	247,300
Outstanding at beginning of year, Weighted Average Exercise Price	$ 8.95	$ 8.83	$ 9.29
Exercised, Weighted Average Exercise Price	$ 8.95	$ 8.34	$ 9.85
Outstanding at end of year, Weighted Average Exercise Price	$ 0	$ 8.95	$ 8.83
Exercisable at end of year, Weighted Average Exercise Price	$ 0	$ 8.95	$ 8.83